Annual Total Returns[BarChart] - Capital Appreciation Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.89%)	17.95%	36.08%	8.60%	5.80%	2.05%	23.73%	1.03%	27.68%	28.77%